Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables
Schedule of receivables

	December 31,
($ in millions)	2017	2016

Trade accounts receivable	$1,353	$1,169
Less allowance for doubtful accounts	(10)	(11)
Net trade accounts receivable	1,343	1,158
Other receivables	291	333
	$1,634	$1,491